ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Schedule of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	$ 13,518	$ 14,198	$ 12,572
Other non-current assets	1,385	1,688
Total assets	24,542	24,025
Liabilities
Total liabilities	22,743	$ 22,020
Disposal groups classified as held for sale
Assets
Accounts receivable and other current assets	96
Property, plant and equipment	705
Other non-current assets	259
Total assets	1,060
Liabilities
Accounts payable and other liabilities	2
Non-recourse borrowings	807
Total liabilities	809
Net assets classified as held for sale	$ 251